Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Summary of Reconciliation of Outstanding RSUs
The number of unvested RSUs issued under the 2021 GHL Plan were as follows:

Number of unvested restricted share units
’000
As of December 31, 2022	131,765
Granted	93,731
Vested	(58,348)
Canceled and forfeited	(34,716)
As of December 31, 2023	132,432
Granted	98,607
Vested	(66,630)
Canceled and forfeited	(16,209)
As of December 31, 2024	148,200
Granted	63,602
Vested	(63,196)
Canceled and forfeited	(15,253)
As of December 31, 2025	133,353

Summary of Reconciliation of Outstanding Share Options
The number and weighted-average exercise prices of Share Options granted under the 2021 GHL Plan were as follows:

	Number of Share Options	Weighted average exercise price per share	Weighted-average remaining contractual life
	’000	$	(in years)
As of December 31,2022	54,937	2.22	7.2
Exercised	(2,446)	1.55
Canceled and forfeited	(3,899)	3.29
As of December 31, 2023	48,592	2.17	5.7
Exercised	(7,122)	1.80
Canceled and forfeited	(155)	2.08
As of December 31, 2024	41,315	2.24	4.7
Granted	6,198	4.59
Exercised	(24,888)	2.51
Canceled and forfeited	(403)	2.24
As of December 31, 2025	22,222	2.59	4.5

	Number of Share Options	Weighted average exercise price per share
Exercisable as at 31 December	’000	$
2024	39,940	2.25
2025	16,018	1.82

Summary of Share-Based Payment Expenses
The following table summarizes total share-based payment expense by function for the years ended December 31, 2025 , December 31, 2024 and December 31, 2023:

	2025	2024	2023
(in $ millions)	$	$	$
Cost of revenue	48	52	48
Sales and marketing	12	13	12
Research and development	110	109	97
General and administrative	71	105	147
Total	241	279	304